Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Business Segment Information
Schedule of segment operating

Note 5. Business Segment Information (continued)

Segment Operating Results

	Year ended December 31, 2021
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Revenue from external customers	$40,335	$23,428	$6,527	$1,001	$71,291
Intersegment sale	—	3,385	6,663	4,371	14,419
Interest expense	2	202	1,715	16	1,935
Depreciation, depletion and amortization	4,911	5,754	357	1	11,023
Income (loss) before income taxes	26,892	(4,739)	736	(5,342)	17,547

	Year ended December 31, 2020
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Revenue from external customers	$31,360	$17,666	$10,406	$—	$59,432
Intersegment sale	—	62	2,927	737	3,726
Interest expense	—	31	1,834	16	1,881
Depreciation, depletion and amortization	5,225	5,833	410	2	11,470
Income (loss) before income taxes	25,293	(1,229)	832	(13,717)	11,179

	Year ended December 31, 2019
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Revenue from external customers	$5,496	$100,184	$7,565	$22	$113,267
Intersegment sale	—	6	3,455	948	4,409
Interest expense	—	323	601	26	950
Depreciation, depletion and amortization	1,628	6,340	261	58	8,287
Income (loss) before income taxes	4,419	(15,840)	4,800	(10,163)	(16,784)

	As at December 31, 2021
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Segment assets	$216,900	$148,426	$96,934	$47,706	$509,966

	As at December 31, 2020
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Segment assets	$226,645	$153,240	$107,440	$21,800	$509,125

	As at December 31, 2021
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Segment liabilities	$49,566	$44,703	$42,480	$683	$137,432

	As at December 31, 2020
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Segment liabilities	$53,519	$36,437	$49,645	$800	$140,401

Schedule of cash flow by operating segments

	Year ended December 31, 2021
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Cash provided by (used in) operating activities	$27,400	$1,836	$260	$(36,133)	$(6,637)
Cash used in investing activities	—	(1)	(970)	—	(971)
Cash used in financing activities	—	(208)	(216)	—	(424)
Exchange rate effect on cash	(2)	476	(3,389)	2,268	(647)
Change in cash	$27,398	$2,103	$(4,315)	$(33,865)	$(8,679)

	Year ended December 31, 2021
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Cash provided by (used in) operating activities	$11,394	$2,298	$(3,620)	$(31,343)	$(21,271)
Cash (used in) provided by investing activities	—	(111)	4,185	(655)	3,419
Cash provided by (used in) financing activities	80	(284)	(197)	(97)	(498)
Exchange rate effect on cash	(35)	1,461	4,055	(1,853)	3,628
Change in cash	$11,439	$3,364	$4,423	$(33,948)	$(14,722)

	Year ended December 31, 2020
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Cash (used in) provided by operating activities	$(98)	$1,678	$(2,685)	$(8,702)	$(9,807)
Cash used in investing activities	—	(7,262)	(1,174)	(1,766)	(10,202)
Cash (used in) provided by financing activities	—	(532)	35,133	191	34,792
Exchange rate effect on cash	—	(2,710)	(1,771)	212	(4,269)
Change in cash	$(98)	$(8,826)	$29,503	$(10,065)	$10,514

Schedule of geographic information

Years ended December 31:	2021	2020	2019
Canada	$56,609	$39,493	$13,730
Africa	3,971	3,358	4,114
Americas	5,263	8,877	5,880
Asia	286	604	1,909
Europe	5,162	7,100	87,634
	$71,291	$59,432	$113,267

As at December 31:	2021	2020
Canada	$276,081	$284,151
Americas	5	6
Africa	25,835	27,641
Asia	1	5
Europe	49,146	52,297
	$351,068	$364,100